Trade Payables and Other Liabilities - Reconciliation of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Beginning contract liabilities balance	$ 134,724	$ 144,562
Cash receipts in advance of satisfaction of performance obligations	1,894,049	123,573
Released to the consolidated statements of operations and comprehensive loss	(127,460)	(133,411)
Ending contract liabilities balance	1,901,313	134,724
Noncurrent	1,368,328	30,258
Current	532,985	104,466
Deferred revenue	$ 73,435	$ 48,363